Note 1-Description of Business and Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Recurring Fair Value Measurements	Level 1	Level 2	Level 3	Total

LIABILITIES:
Derivative liability- 2013	-	-	172,049	172,049
Derivative liability- 2012	-	-	-	-